UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end:	December 31

Date of Reporting Period:	January 1, 2007 – March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Variable Fund LLC (Unaudited)
Schedules of Investments (in thousands)
March 31, 2007

JNL/Mellon Capital Management 25 Fund	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 48.6%
Autoliv Inc.	494	$28,239
CBS Corp. - Class B (c)	947	28,966
Dow Jones & Co. Inc. (c)	799	27,538
Genuine Parts Co.	625	30,620
Leggett & Platt Inc. (c)	1,263	28,623
Mattel Inc.	1,288	35,505
New York Times Co. - Class A (c)	1,251	29,400
Newell Rubbermaid Inc.	1,015	31,561
Shaw Communications Inc.	914	33,759
Stanley Works	587	32,521
Starwood Hotels & Resorts Worldwide Inc.	478	30,984
VF Corp.	366	30,223
		367,939
CONSUMER STAPLES - 19.1%
Anheuser-Busch Cos. Inc.	605	30,525
ConAgra Foods Inc.	1,103	27,472
General Mills Inc.	521	30,329
Kimberly-Clark Corp.	436	29,835
Kraft Foods Inc. - Class A (c)	841	26,614
		144,775
ENERGY - 4.1%
Chevron Corp.	420	31,030

FINANCIALS - 4.6%
Loews Corp.	460	34,789

HEALTH CARE - 4.5%
Abbott Laboratories	607	33,853

INDUSTRIALS - 7.5%
Pitney Bowes Inc.	643	29,180
Waste Management Inc.	804	27,670
		56,850
MATERIALS - 11.4%
Louisiana-Pacific Corp.	1,358	27,250
Rohm & Haas Co. (c)	578	29,878
Sonoco Products Co.	777	29,186
		86,314

Total Common Stocks (cost $729,912)		755,550

SHORT TERM INVESTMENTS - 12.6%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.18% (a) (d)	1,899	1,899

Securities Lending Collateral - 12.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	92,702	92,702

Total Short Term Investments (cost $94,601)		94,601

Total Investments - 112.4% (cost $824,513)		850,151
Other Assets and Liabilities, Net - (12.4%)		(93,726)
Total Net Assets - 100%		$756,425

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 3.4%
RCN Corp. (b)	14	$362
Virgin Media Inc.	83	2,086
		2,448
FINANCIALS - 3.4%
Leucadia National Corp. (c)	83	2,449

TELECOMMUNICATION SERVICES - 91.3%
Alltel Corp.	55	3,390
AT&T Inc.	434	17,125
CenturyTel Inc.	54	2,451
Cincinnati Bell Inc. (b)	116	546
Citizens Communications Co. (c)	137	2,045
Dobson Communications Corp. (b)	50	431
Embarq Corp.	54	3,017
IDT Corp. - Class B (c)	40	457
Leap Wireless International Inc. (b)	26	1,721
Level 3 Communications Inc. (b) (c)	332	2,023
NII Holdings Inc. - Class B (b) (c)	44	3,268
Qwest Communications International Inc. (b) (c)	380	3,414
Sprint Nextel Corp.	265	5,015
Telephone & Data Systems Inc.	28	1,697
Telephone & Data Systems Inc. - Special Shares	19	1,070
Time Warner Telecom Inc. - Class A (b)	43	887
US Cellular Corp. (b)	19	1,410
Verizon Communications Inc.	332	12,593
Windstream Corp.	165	2,430
		64,990

Total Common Stocks (cost $61,021)		69,887

SHORT TERM INVESTMENTS - 16.0%
Mutual Funds - 2.8%
JNL Money Market Fund, 5.18% (a) (d)	1,998	1,998

Securities Lending Collateral - 13.2%

Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	9,366	9,366

Total Short Term Investments (cost $11,364)		11,364

Total Investments - 114.1% (cost $72,385)		81,251
Other Assets and Liabilities, Net - (14.1%)		(10,035)
Total Net Assets - 100%		$71,216

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 101.7%
CONSUMER DISCRETIONARY - 75.2%
99 Cents Only Stores (b) (c)	1	$10
Abercrombie & Fitch Co. - Class A	1	85
Advance Auto Parts	1	55
Aeropostale Inc. (b)	1	28
Amazon.Com Inc. (b)	4	154
American Eagle Outfitters Inc.	3	77
American Greetings Corp.	1	17
AnnTaylor Stores Corp. (b)	1	38
Apollo Group Inc. - Class A (b)	2	81
Applebee's International Inc.	1	24
Arbitron Inc.	-	18
AutoNation Inc. (b)	2	41
AutoZone Inc. (b)	1	88
Bally Technologies Inc. (b) (c)	1	15
Barnes & Noble Inc.	1	28
Bed Bath & Beyond Inc. (b)	4	147
Belo Corp.	1	21
Best Buy Co. Inc.	5	252
Big Lots Inc. (b)	1	46
Blockbuster Inc. - Class A (b) (c)	1	9
Bob Evans Farms Inc.	-	18
Borders Group Inc. (c)	1	17
Boyd Gaming Corp. (c)	1	36
Brinker International Inc.	2	53
Brown Shoe Co. Inc.	-	8
Cablevision Systems Corp. - Class A	3	88
Career Education Corp. (b) (c)	1	39
Carmax Inc. (b)	3	70
Carnival Corp.	5	258
Catalina Marketing Corp.	-	15
Cato Corp. - Class A	-	9
CBRL Group Inc.	-	16
CBS Corp. - Class A	-	7
CBS Corp. - Class B	9	268
CEC Entertainment Inc. (b)	-	19
Charming Shoppes Inc. (b)	2	21
Charter Communications Inc. - Class A (b) (c)	5	14
Cheesecake Factory Inc. (b)	1	26

Chico's FAS Inc. (b) (c)	2	56
Childrens Place Retail Stores Inc. (b)	-	18
Choice Hotels International Inc.	-	17
Christopher & Banks Corp. (c)	-	10
Circuit City Stores Inc.	2	41
Claire's Stores Inc.	1	38
Clear Channel Communications Inc.	6	205
Coldwater Creek Inc. (b)	1	16
Comcast Corp. - Class A (b)	39	990
Corinthian Colleges Inc. (b)	1	16
Cox Radio Inc. - Class A (b)	-	6
CTC Media Inc. (b)	-	8
Cumulus Media Inc. - Class A (b) (c)	-	4
Darden Restaurants Inc.	2	73
DeVry Inc.	1	25
Dick's Sporting Goods Inc. (b)	-	27
Dillard's Inc. - Class A	1	28
DirecTV Group Inc. (b)	11	242
Discovery Holding Co. (b)	4	68
Dollar General Corp.	4	88
Dollar Tree Stores Inc. (b)	1	51
Dow Jones & Co. Inc. (c)	1	24
DreamWorks Animation SKG Inc. (b)	1	23
Dress Barn Inc. (b)	1	12
EchoStar Communications Corp. (b)	3	118
Entercom Communications Corp.	-	12
EW Scripps Co.	1	47
Expedia Inc. (b) (c)	3	67
Family Dollar Stores Inc.	2	56
Federated Department Stores Inc.	7	308
Foot Locker Inc.	2	48
Fred's Inc.	-	7
GameStop Corp. - Class A (b)	2	58
Gannett Co. Inc.	3	172
Gap Inc.	8	132
Gaylord Entertainment Co. (b)	1	28
Gemstar-TV Guide International Inc. (b)	3	13
Genesco Inc. (b)	-	12
Getty Images Inc. (b) (c)	1	31
Group 1 Automotive Inc.	-	11
Guess? Inc.	1	34
Guitar Center Inc. (b)	-	17
Gymboree Corp. (b)	-	16
H&R Block Inc.	4	84
Harrah's Entertainment Inc.	2	204
Harte-Hanks Inc.	1	19
Hilton Hotels Corp.	5	169
Home Depot Inc.	27	979
HOT Topic Inc. (b)	1	6
Idearc Inc.	2	68

IHOP Corp.	-	12
InterActiveCorp (b) (c)	3	101
International Game Technology	4	177
International Speedway Corp. - Class A	-	22
Interpublic Group of Cos. Inc. (b) (c)	6	75
ITT Educational Services Inc. (b)	1	44
J Crew Group Inc. (b)	1	20
Jack in the Box Inc. (b)	-	33
JC Penney Co. Inc.	3	211
John Wiley & Sons Inc.	1	20
Kohl's Corp. (b)	4	292
Krispy Kreme Doughnuts Inc. (b)	1	7
Lamar Advertising Co. (c)	1	62
Las Vegas Sands Corp. (b)	1	119
Laureate Education Inc. (b)	1	38
Lee Enterprises Inc.	1	15
Liberty Global Inc. - Class A (b)	3	86
Liberty Global Inc. (b)	3	80
Liberty Media Holding Corp. - Capital (b)	2	193
Liberty Media Holding Corp. - Interactive (b)	8	195
Life Time Fitness Inc. (b)	-	20
Limited Brands Inc.	4	115
Live Nation Inc. (b)	1	17
Lowe's Cos. Inc.	20	628
Marriott International Inc. - Class A	4	220
Matthews International Corp. - Class A	-	18
McClatchy Co. - Class A	1	23
McDonald's Corp.	16	708
McGraw-Hill Cos. Inc.	5	288
Media General Inc.	-	11
Men's Wearhouse Inc.	1	30
Meredith Corp.	1	29
MGM Mirage (b)	2	110
NetFlix Inc. (b) (c)	1	18
New York Times Co. - Class A (c)	2	45
News Corp. Inc. - Class A	24	561
News Corp. Inc. - Class B (c)	6	138
Nordstrom Inc.	3	150
Office Depot Inc. (b)	4	129
OfficeMax Inc.	1	52
Omnicom Group Inc.	2	227
O'Reilly Automotive Inc. (b)	1	49
Orient-Express Hotels Ltd.	1	33
OSI Restaurant Partners Inc.	1	37
Pacific Sunwear of California (b)	1	19
Panera Bread Co. - Class A (b)	-	23
Papa John's International Inc. (b)	-	9
Payless Shoesource Inc. (b)	1	29
Penn National Gaming Inc. (b)	1	41
PEP Boys-Manny Moe & Jack	-	9

PetSmart Inc.	2	60
PF Chang's China Bistro Inc. (b) (c)	-	14
Pier 1 Imports Inc.	1	7
Pinnacle Entertainment Inc. (b)	1	23
Pre-Paid Legal Services Inc. (b) (c)	-	8
Priceline.com Inc. (b)	-	22
Radio One Inc. (b)	1	6
RadioShack Corp.	2	47
Regal Entertainment Group - Class A	1	10
Regis Corp.	1	24
Rent-A-Center Inc. (b)	1	26
RH Donnelley Corp.	1	66
Ross Stores Inc.	2	65
Royal Caribbean Cruises Ltd.	2	75
Ruby Tuesday Inc.	1	22
Saks Inc.	2	33
Sally Beauty Holdings Inc. (b)	1	10
Scholastic Corp. (b)	-	14
Scientific Games Corp. - Class A (b) (c)	1	30
Sears Holdings Corp. (b)	1	227
Service Corp. International	4	45
ServiceMaster Co.	4	57
Sinclair Broadcast Group Inc. - Class A	1	9
Sirius Satellite Radio Inc. (b) (c)	17	54
Six Flags Inc. (b) (c)	1	6
Sonic Corp. (b)	1	20
Sotheby's Holdings - Class A	1	38
Staples Inc.	10	246
Starbucks Corp. (b)	10	308
Starwood Hotels & Resorts Worldwide Inc.	3	179
Station Casinos Inc.	1	48
Stein Mart Inc.	-	5
Stewart Enterprises Inc. - Class A	1	10
Strayer Education Inc.	-	24
Talbots Inc. (c)	-	7
Target Corp.	10	601
Tiffany & Co.	2	82
Time Warner Inc.	52	1,023
TJX Cos. Inc.	6	160
Tractor Supply Co. (b)	-	23
Triarc Cos. Inc. - Class B	-	8
Tribune Co.	2	61
Tuesday Morning Corp. (c)	-	5
Tween Brands Inc. (b)	-	16
Urban Outfitters Inc. (b)	2	43
Vail Resorts Inc. (b) (c)	-	22
Valassis Communications Inc. (b)	1	11
Valuevision Media Inc. (b)	-	5
Viacom Inc. - Class A (b)	-	7
Viacom Inc. - Class B (b)	8	317

Walt Disney Co.	25	871
Warner Music Group Corp.	1	10
Washington Post Co.	-	63
Wendy's International Inc. (c)	1	41
Westwood One Inc.	1	5
Williams-Sonoma Inc.	1	42
WMS Industries Inc. (b)	-	15
Wyndham Worldwide Corp. (b)	3	89
Wynn Resorts Ltd.	1	96
XM Satellite Radio Holdings Inc. - Class A (b) (c)	4	54
Yum! Brands Inc.	3	200
Zale Corp. (b)	1	18
		18,339
CONSUMER STAPLES - 17.5%
BJ's Wholesale Club Inc. (b)	1	29
Casey's General Stores Inc.	1	16
Costco Wholesale Corp.	6	322
CVS Corp.	20	678
Kroger Co.	9	242
Longs Drug Stores Corp.	-	21
Pantry Inc. (b)	-	14
Performance Food Group Co. (b)	-	13
Rite Aid Corp. (b) (c)	7	42
Safeway Inc.	6	213
SUPERVALU Inc.	3	106
SYSCO Corp.	8	273
United Natural Foods Inc. (b)	1	16
Walgreen Co.	13	606
Wal-Mart Stores Inc.	34	1,584
Whole Foods Market Inc. (c)	2	84
Wild Oats Markets Inc. (b)	-	6
		4,265
HEALTH CARE - 3.5%
AmerisourceBergen Corp.	2	130
Cardinal Health Inc.	5	381
Chemed Corp.	-	17
McKesson Corp.	4	226
Omnicare Inc. (c)	2	64
VCA Antech Inc. (b)	1	40
		858
INDUSTRIALS - 2.7%
Adesa Inc.	1	31
AirTran Holdings Inc. (b) (c)	1	12
Alaska Air Group Inc. (b)	1	20
AMR Corp. (b) (c)	3	87
Avis Budget Group Inc. (b)	1	37
Continental Airlines Inc. - Class B (b) (c)	1	45
Copart Inc. (b)	1	25
Dun & Bradstreet Corp.	1	75
Hertz Global Holdings Inc. (b)	1	14

JetBlue Airways Corp. (b) (c)	2	25
Laidlaw International Inc.	1	35
SkyWest Inc.	1	22
Southwest Airlines Co.	10	150
UAL Corp. (b) (c)	1	50
US Airways Group Inc. (b)	1	41
		669
INFORMATION TECHNOLOGY - 2.8%
aQuantive Inc. (b)	1	26
Avid Technology Inc. (b)	1	20
CNET Networks Inc. (b)	2	16
eBay Inc. (b)	14	451
Factset Research Systems Inc.	1	31
NAVTEQ Corp. (b) (c)	1	43
Sabre Holdings Corp.	2	60
ValueClick Inc. (b)	1	35
		682

Total Common Stocks (cost $23,591)		24,813

SHORT TERM INVESTMENTS - 5.5%
Securities Lending Collateral - 5.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	1,358	1,358

Total Short Term Investments (cost $1,358)		1,358

Total Investments - 107.2% (cost $24,949)		26,171
Other Assets and Liabilities, Net - (7.2%)		(1,769)
Total Net Assets - 100%		$24,402

JNL/Mellon Capital Management DowSM 10 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 10.4%
General Motors Corp. (c)	2,897	$88,753

CONSUMER STAPLES - 10.1%
Altria Group Inc.	987	86,646

FINANCIALS - 19.3%
Citigroup Inc.	1,544	79,274
JPMorgan Chase & Co.	1,775	85,859
		165,133
HEALTH CARE - 19.5%
Merck & Co. Inc.	1,938	85,600
Pfizer Inc.	3,247	82,020
		167,620
INDUSTRIALS - 9.3%
General Electric Corp.	2,247	79,447

MATERIALS - 10.0%
EI Du Pont de Nemours & Co.	1,740	85,987

TELECOMMUNICATION SERVICES - 21.2%
AT&T Inc.	2,441	96,240
Verizon Communications Inc.	2,256	85,534
		181,774

Total Common Stocks (cost $733,463)		855,360

SHORT TERM INVESTMENTS - 7.4%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.18% (a) (d)	2,717	2,717

Securities Lending Collateral - 7.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	60,940	60,940

Total Short Term Investments (cost $63,657)		63,657

Total Investments - 107.2% (cost $797,120)		919,017
Other Assets and Liabilities, Net - (7.2%)		(61,382)
Total Net Assets - 100%		$857,635

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 100.6%
FINANCIALS - 48.0%
Astoria Financial Corp. (c)	566	$15,056
Colonial BancGroup Inc. (c)	651	16,114
Comerica Inc. (c)	282	16,698
JPMorgan Chase & Co.	347	16,773
KeyCorp	446	16,693
Lincoln National Corp.	255	17,269
Regions Financial Corp. (c)	450	15,931
SunTrust Banks Inc.	201	16,654
Wachovia Corp.	298	16,423
Washington Mutual Inc. (c)	377	15,212
		162,823
MATERIALS - 21.8%
Dow Chemical Co.	421	19,324
Eastman Chemical Co. (c)	286	18,087
Lubrizol Corp.	330	17,018
Lyondell Chemical Co. (c)	657	19,696
		74,125
UTILITIES - 30.8%
AGL Resources Inc.	432	18,443
DTE Energy Co. (c)	346	16,589
Energy East Corp. (c)	681	16,582
Nicor Inc. (c)	364	17,602
Oneok Inc.	395	17,781

SCANA Corp. (c)	410	17,686
		104,683

Total Common Stocks (cost $336,391)		341,631

SHORT TERM INVESTMENTS - 17.3%
Securities Lending Collateral - 17.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	58,887	58,887

Total Short Term Investments (cost $58,887)		58,887

Total Investments - 117.9% (cost $395,278)		400,518
Other Assets and Liabilities, Net - (17.9%)		(60,906)
Total Net Assets - 100%		$339,612

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 0.0%
TravelCenters of America LLC	-	$-

FINANCIALS - 98.6%
ACE Ltd.	8	447
Affiliated Managers Group Inc. (b) (c)	1	78
AFLAC Inc.	12	568
AG Edwards Inc.	2	128
Alabama National Bancorp	-	32
Alexandria Real Estate Equities Inc.	1	66
Alleghany Corp. (b) (c)	-	44
Allied World Assurance Co. Ltd.	1	41
Allstate Corp.	15	898
AMB Property Corp.	2	144
AMBAC Financial Group Inc.	2	215
AMCORE Financial Inc.	-	13
American Express Co.	25	1,427
American Financial Group Inc.	2	60
American Financial Realty Trust	3	35
American Home Mortgage Investment Corp. (c)	1	33
American International Group Inc.	53	3,570
American National Insurance Co.	-	45
AmeriCredit Corp. (b)	3	62
Ameriprise Financial Inc.	5	293
Anchor Bancorp Inc.	-	10
Annaly Capital Management Inc.	6	100
Aon Corp.	6	246
Apartment Investment & Management Co.	2	135
Arch Capital Group Ltd. (b)	1	65
Archstone-Smith Trust	5	287
Arthur J Gallagher & Co. (c)	2	63
Aspen Insurance Holdings Ltd.	2	53

Associated Bancorp	3	100
Assurant Inc.	2	132
Assured Guaranty Ltd.	1	30
Astoria Financial Corp.	2	59
AvalonBay Communities Inc.	2	251
Axis Capital Holdings Ltd.	3	115
BancorpSouth Inc.	2	47
Bank of America Corp.	70	3,579
Bank of Hawaii Corp.	1	65
Bank of New York Co. Inc. (c)	18	730
BB&T Corp.	13	529
Bear Stearns Cos. Inc.	3	434
BioMed Realty Trust Inc.	2	44
BlackRock Inc.	1	78
BOK Financial Corp.	1	26
Boston Properties Inc.	3	325
Brandywine Realty Trust	2	69
BRE Properties Inc. - Class A	1	76
Brookfield Properties Co.	3	129
Brown & Brown Inc.	3	70
Camden Property Trust	1	96
Capital One Financial Corp.	10	740
CapitalSource Inc. (c)	3	80
Cathay General Bancorp	1	34
CB Richard Ellis Group Inc. - Class A (b)	5	163
CBL & Associates Properties Inc.	2	71
Cbot Holdings Inc. - Class A (b)	1	163
Charles Schwab Corp.	25	453
Chicago Mercantile Exchange Holdings Inc.	1	410
Chittenden Corp.	1	33
Chubb Corp.	10	515
Cincinnati Financial Corp.	4	156
CIT Group Inc.	5	251
Citigroup Inc.	70	3,588
Citizens Banking Corp.	2	36
City National Corp. (c)	1	70
Colonial BancGroup Inc.	4	93
Colonial Properties Trust	1	54
Comerica Inc.	4	221
Commerce Bancorp Inc. (c)	4	149
Commerce Bancshares Inc.	2	85
Commerce Group Inc.	1	44
Compass Bancshares Inc.	3	209
CompuCredit Corp. (b) (c)	1	25
Conseco Inc. (b)	4	64
Corporate Office Properties Trust SBI MD	1	50
Countrywide Financial Corp.	14	481
Cousins Properties Inc.	1	30
Crescent Real Estate Equities Co.	2	43
Cullen/Frost Bankers Inc.	1	78

DCT Industrial Trust Inc.	5	53
Delphi Financial Group	1	45
Developers Diversified Realty Corp.	3	165
Digital Realty Trust Inc.	1	57
Dime Community Bancshares (c)	1	7
Douglas Emmett Inc.	2	39
Downey Financial Corp. (c)	-	28
Duke Realty Corp.	3	139
E*Trade Financial Corp. (b)	10	213
East West Bancorp Inc.	1	54
Eaton Vance Corp.	3	108
Endurance Specialty Holdings Ltd.	2	54
Entertainment Properties Trust	1	37
Equity Inns Inc.	1	25
Equity Lifestyle Properties Inc.	1	27
Equity Residential	7	339
Erie Indemnity Co. - Class A	1	65
Essex Property Trust Inc.	1	69
Everest Re Group Ltd.	2	148
Fannie Mae	23	1,261
Federal Realty Investors Trust	1	119
Federated Investors Inc. - Class B	2	89
FelCor Lodging Trust Inc.	1	36
Fidelity National Title Group Inc. - Class A	5	131
Fifth Third Bancorp	11	438
First American Corp.	2	105
First Bancorp	2	25
First Community Bancorp Inc.	1	36
First Horizon National Corp. (c)	3	124
First Industrial Realty Trust Inc.	1	52
First Marblehead Corp. (c)	2	69
First Midwest Bancorp Inc.	1	41
First Niagara Financial Group Inc.	3	41
FirstFed Financial Corp. (b) (c)	-	22
FirstMerit Corp. (c)	2	41
FNB Corp. (c)	2	27
Forest City Enterprises Inc. - Class A	1	98
Franklin Resources Inc.	4	497
Franklin Street Properties Corp. (c)	2	29
Freddie Mac	17	982
Fremont General Corp.	2	11
Friedman Billings Ramsey Group Inc. - Class A	3	19
Frontier Financial Corp. (c)	1	27
Fulton Financial Corp. (c)	4	61
General Growth Properties Inc.	5	346
Genworth Financial Inc. - Class A	11	382
Goldman Sachs Group Inc.	9	1,850
Greater Bay Bancorp	1	29
Hancock Holding Co. (c)	1	27
Hanover Insurance Group Inc.	1	59

Hartford Financial Services Group Inc.	8	733
HCC Insurance Holdings Inc.	3	83
Health Care Property Investors Inc.	5	182
Health Care REIT Inc.	2	80
Healthcare Realty Trust Inc. (c)	1	43
Highwoods Properties Inc.	1	53
Hilb Rogal & Hobbs Co.	1	42
Home Properties Inc. (c)	1	39
Horace Mann Educators Corp.	1	22
Hospitality Properties Trust	2	110
Host Marriott Corp.	12	328
HRPT Properties Trust	5	65
Hudson City Bancorp Inc.	13	171
Huntington Bancshares Inc.	5	119
Impac Mortgage Holdings Inc. (c)	2	12
IndyMac Bancorp Inc. (c)	2	60
IntercontinentalExchange Inc. (b) (c)	2	197
International Bancshares Corp.	1	31
International Securities Exchange Inc. - Class A	1	41
Investment Technology Group Inc. (b)	1	44
Investors Financial Services Corp.	2	94
IPC Holdings Ltd.	2	47
iStar Financial Inc.	3	140
Janus Capital Group Inc.	5	98
Jefferies Group Inc.	3	73
Jones Lang LaSalle Inc.	1	93
JPMorgan Chase & Co.	75	3,616
KeyCorp	10	356
Kilroy Realty Corp.	1	60
Kimco Realty Corp.	5	251
KKR Financial Corp. (c)	2	57
Knight Capital Group Inc. (b)	3	42
LaBranche & Co. Inc. (b) (c)	2	13
LaSalle Hotel Properties	1	48
Lazard Ltd. - Class A	1	58
Legg Mason Inc.	3	293
Lehman Brothers Holdings Inc.	13	903
Lexington Corporate Properties Trust	2	33
Liberty Property Trust (c)	2	106
Lincoln National Corp.	7	453
Loews Corp.	11	509
Longview Fibre Co.	1	34
M&T Bank Corp.	2	221
Macerich Co.	2	159
Mack-Cali Realty Corp.	2	81
MAF Bancorp Inc.	1	29
Maguire Properties Inc.	1	29
Markel Corp. (b)	-	118
Marsh & McLennan Cos. Inc.	13	388
Marshall & Ilsley Corp.	6	267

MBIA Inc.	3	206
Mellon Financial Corp. (d)	10	422
Mercury General Corp.	1	34
Merrill Lynch & Co. Inc.	20	1,622
MetLife Inc.	11	700
MGIC Investment Corp. (c)	2	114
Mid-America Apartment Communities Inc.	1	31
Mills Corp. (c)	1	33
Montpelier Re Holdings Ltd.	3	47
Moody's Corp.	6	359
Morgan Stanley	23	1,821
Nasdaq Stock Market Inc. (b) (c)	2	66
National City Corp.	14	530
National Financial Partners Corp.	1	42
National Retail Properties Inc. (c)	1	34
Nationwide Financial Services	1	67
Nationwide Health Properties Inc. (c)	2	60
New Plan Excel Realty Trust	3	84
New York Community Bancorp Inc. (c)	6	114
NewAlliance Bancshares Inc. (c)	3	45
Newcastle Investment Corp.	1	30
Northern Trust Corp.	5	278
NovaStar Financial Inc. (c)	1	6
Nuveen Investments Inc. - Class A (c)	2	89
NYSE Group Inc. (b) (c)	1	114
Ohio Casualty Corp.	1	40
Old National Bancorp	1	27
Old Republic International Corp.	5	113
Pacific Capital Bancorp	1	32
Park National Corp. (c)	-	25
PartnerRe Ltd.	1	93
Pennsylvania Real Estate Investment Trust	1	43
People's Bank	1	66
PFF Bancorp Inc.	1	17
Philadelphia Consolidated Holding Co. (b)	1	65
Phoenix Cos. Inc.	3	41
Piper Jaffray Cos. (b)	-	29
Platinum Underwriters Holdings Ltd.	2	49
Plum Creek Timber Co. Inc.	4	168
PMI Group Inc.	2	99
PNC Financial Services Group Inc.	8	600
Popular Inc.	6	102
Post Properties Inc.	1	51
Potlatch Corp.	1	46
Principal Financial Group	6	389
ProAssurance Corp. (b)	1	35
Progressive Corp.	17	368
Prologis	6	381
Protective Life Corp.	2	68
Provident Bankshares Corp.	1	25

Provident Financial Services Inc.	1	25
Prudential Financial Inc.	11	1,029
Public Storage Inc.	3	291
Radian Group Inc.	2	105
RAIT Investment Trust	2	47
Raymond James Financial Inc.	2	68
Rayonier Inc.	2	75
Realogy Corp. (b)	5	149
Realty Income Corp. (c)	2	63
Redwood Trust Inc. (c)	1	27
Regency Centers Corp.	2	137
Regions Financial Corp.	18	623
Reinsurance Group of America Inc.	1	36
RenaissanceRe Holdings Ltd.	2	79
RLI Corp.	1	27
Safeco Corp.	3	185
SEI Investments Co.	2	103
Selective Insurance Group	1	35
Senior Housing Properties Trust (c)	2	51
Simon Property Group Inc.	5	590
Sky Financial Group Inc.	3	79
SL Green Realty Corp. (c)	1	199
SLM Corp.	10	407
South Financial Group Inc.	2	41
Sovereign Bancorp Inc.	8	199
St. Joe Co. (c)	2	93
StanCorp Financial Group Inc.	1	65
State Street Corp.	8	518
Sterling Bancshares Inc.	2	19
Sterling Financial Corp.	1	43
Strategic Hotel Capital Inc.	2	38
Sunstone Hotel Investors Inc.	1	35
SunTrust Banks Inc.	8	705
Susquehanna Bancshares Inc.	1	29
SVB Financial Group (b)	1	36
SWS Group Inc.	-	12
Synovus Financial Corp. (c)	6	208
Taubman Centers Inc.	1	75
TCF Financial Corp.	3	74
TD Ameritrade Holding Corp. (b) (c)	6	87
TD Banknorth Inc.	2	77
Thornburg Mortgage Inc. (c)	3	72
Torchmark Corp.	2	151
Transatlantic Holdings Inc.	1	40
Travelers Cos. Inc.	16	843
T. Rowe Price Group Inc.	6	295
TrustCo Bank Corp. (c)	2	18
Trustmark Corp.	1	38
U.S. Bancorp	42	1,467
UCBH Holdings Inc.	3	48

UDR Inc. (c)	3	100
Umpqua Holdings Corp. (c)	1	33
UnionBanCal Corp.	1	83
United Bankshares Inc.	1	31
United Community Banks Inc. (c)	1	31
Unitrin Inc.	1	53
UnumProvident Corp. (c)	8	188
Valley National Bancorp (c)	3	70
Ventas Inc.	3	106
Vornado Realty Trust	3	408
W Holding Co. Inc. (c)	4	18
Wachovia Corp.	46	2,518
Waddell & Reed Financial Inc. - Class A	2	50
Washington Federal Inc.	2	52
Washington Mutual Inc. (c)	21	853
Washington Real Estate Investment Trust	1	44
Webster Financial Corp.	1	61
Weingarten Realty Investors	2	90
Wells Fargo & Co.	76	2,600
WestAmerica Bancorp (c)	1	33
White Mountains Insurance Group Ltd.	-	104
Whitney Holding Corp.	1	45
Willis Group Holdings Ltd. (c)	3	115
Wilmington Trust Corp.	2	71
Wintrust Financial Corp.	1	27
WR Berkley Corp.	4	141
XL Capital Ltd. - Class A	4	298
Zenith National Insurance Corp.	1	40
Zions Bancorp	3	215
		72,555
INDUSTRIALS - 0.2%
Covanta Holding Corp. (b)	3	62
Equifax Inc.	3	110
		172
INFORMATION TECHNOLOGY - 0.3%
Mastercard Inc. (c)	2	167
MoneyGram International Inc.	2	58
		225

Total Common Stocks (cost $66,314)		72,952

SHORT TERM INVESTMENTS - 7.3%
Mutual Funds - 0.7%
JNL Money Market Fund, 5.18% (a) (d)	515	515

Securities Lending Collateral - 6.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	4,841	4,841

Total Short Term Investments (cost $5,356)		5,356

Total Investments - 106.4% (cost $71,670)		78,308
Other Assets and Liabilities, Net - (6.4%)		(4,684)
Total Net Assets - 100%		$73,624

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 22.9%
Compass Group Plc	13,015	$87,082
General Motors Corp. (c)	2,581	79,087
GKN Plc	13,576	101,919
		268,088
ENERGY - 6.3%
BP Plc	6,841	74,306

FINANCIALS - 5.8%
BOC Hong Kong Holdings Ltd.	28,121	68,167

HEALTH CARE - 6.2%
Pfizer Inc.	2,893	73,075

INDUSTRIALS - 19.2%
Citic Pacific Ltd. (c)	21,604	79,907
COSCO Pacific Ltd. (c)	30,486	75,537
General Electric Corp.	1,991	70,401
		225,845
TELECOMMUNICATION SERVICES - 32.4%
AT&T Inc.	2,169	85,504
BT Group Plc	12,473	74,552
PCCW Ltd.	121,645	73,017
Verizon Communications Inc.	1,998	75,782
Vodafone Group Plc	26,815	71,501
		380,356
UTILITIES - 7.0%
Cheung Kong Infrastructure Holdings Ltd.	23,455	81,650

Total Common Stocks (cost $984,048)		1,171,487

SHORT TERM INVESTMENTS - 5.9%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.18% (a) (d)	2,122	2,122

Securities Lending Collateral - 5.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	66,948	66,948

Total Short Term Investments (cost $69,070)		69,070

Total Investments - 105.7% (cost $1,053,118)		1,240,557
Other Assets and Liabilities, Net - (5.7%)		(67,137)
Total Net Assets - 100%		$1,173,420

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.7%
CONSUMER STAPLES - 0.1%
Delta & Pine Land Co.	2	$87

HEALTH CARE - 99.6%
Abbott Laboratories	86	4,774
Abraxis Bioscience Inc. (b)	1	40
Adams Respiratory Therapeutics Inc. (b) (c)	2	62
Advanced Medical Optics Inc. (b) (c)	3	123
Aetna Inc.	29	1,249
Affymetrix Inc. (b) (c)	4	113
Alcon Inc.	4	568
Alexion Pharmaceuticals Inc. (b) (c)	2	87
Alkermes Inc. (b)	6	87
Allergan Inc.	8	931
Alpharma Inc. - Class A	2	53
American Medical Systems Holdings Inc. (b)	4	83
AMERIGROUP Corp. (b)	3	87
Amgen Inc. (b)	65	3,625
Amylin Pharmaceuticals Inc. (b) (c)	7	250
Applera Corp. - Applied Biosystems Group	10	304
Applera Corp. - Celera Genomics Group (b)	5	65
Apria Healthcare Group Inc. (b) (c)	2	77
Arthrocare Corp. (b) (c)	2	58
Barr Laboratories Inc. (b)	6	276
Bausch & Lomb Inc.	3	157
Baxter International Inc.	36	1,922
Beckman Coulter Inc.	3	223
Becton Dickinson & Co.	13	983
Biogen Idec Inc. (b)	19	834
BioMarin Pharmaceutical Inc. (b) (c)	5	82
Biomet Inc.	13	542
Bio-Rad Laboratories Inc. - Class A (b)	1	74
Biosite Inc. (b) (c)	1	84
Boston Scientific Corp. (b)	75	1,097
Bristol-Myers Squibb Co.	112	3,118
Brookdale Senior Living Inc. (c)	3	123
Centene Corp. (b)	3	53
Cephalon Inc. (b) (c)	4	263
Charles River Laboratories International Inc. (b)	4	175
Cigna Corp.	6	816
Clegene Corp. (b) (c)	21	1,085
Community Health Systems Inc. (b)	5	178
Cooper Cos. Inc. (c)	2	120
Covance Inc. (b)	4	213
Coventry Health Care Inc. (b)	9	488
CR Bard Inc.	6	456
Cubist Pharmaceuticals Inc. (b)	3	68
CV Therapeutics Inc. (b) (c)	3	23
Cyberonics Inc. (b)	1	17
Cytyc Corp. (b)	6	217
Dade Behring Holdings Inc.	5	213
Datascope Corp.	1	26
DaVita Inc. (b)	6	299

DENTSPLY International Inc.	8	262
Edwards Lifesciences Corp. (b)	3	157
Eli Lilly & Co.	54	2,889
Endo Pharmaceuticals Holdings Inc. (b)	8	221
Enzo Biochem Inc. (b)	1	22
Enzon Pharmaceuticals Inc. (b) (c)	3	24
Express Scripts Inc. (b)	6	506
Forest Laboratories Inc. (b)	18	908
Genentech Inc. (b)	26	2,111
Gen-Probe Inc. (b)	3	129
Genzyme Corp. (b)	15	875
Gilead Sciences Inc. (b)	25	1,938
Haemonetics Corp. (b)	2	73
Health Management Associates Inc. (c)	13	140
Health Net Inc. (b)	6	347
HealthSouth Corp. (b) (c)	4	87
Healthways Inc. (b)	2	90
Henry Schein Inc. (b) (c)	5	274
Hillenbrand Industries Inc.	3	195
Hologic Inc. (b)	3	161
Hospira Inc. (b)	9	351
Human Genome Sciences Inc. (b)	7	77
Humana Inc. (b)	9	539
Idexx Laboratories Inc. (b)	2	144
Illumina Inc. (b)	3	101
ImClone Systems Inc. (b)	3	139
Immucor Inc. (b)	4	110
Incyte Corp. (b)	4	29
InterMune Inc. (b)	1	33
Intuitive Surgical Inc. (b) (c)	2	252
Invacare Corp.	2	32
Invitrogen Corp. (b) (c)	3	169
Johnson & Johnson	161	9,713
Kinetic Concepts Inc. (b)	3	146
King Pharmaceuticals Inc. (b)	14	267
Kyphon Inc. (b)	2	111
Laboratory Corp. of America Holdings (b)	7	496
LifePoint Hospitals Inc. (b)	3	114
Lincare Holdings Inc. (b)	5	181
Magellan Health Services Inc. (b)	2	88
Manor Care Inc.	4	225
Medarex Inc. (b)	7	88
Medco Health Solutions Inc. (b)	16	1,184
Medicines Co. (b)	3	73
Medics Pharmaceutical Corp. (c)	3	93
MedImmune Inc. (b)	13	478
Medtronic Inc.	64	3,154
Mentor Corp. (c)	2	107
Merck & Co. Inc.	121	5,345
MGI Pharma Inc. (b)	4	101

Millennium Pharmaceuticals Inc. (b)	18	202
Millipore Corp. (b)	3	210
Mylan Laboratories Inc.	14	290
Myriad Genetics Inc. (b) (c)	2	78
Nabi Biopharmaceuticals (b) (c)	4	20
Nektar Therapeutics (b) (c)	5	63
Neurocrine Biosciences Inc. (b) (c)	2	29
Noven Pharmaceuticals Inc. (b)	1	33
Odyssey HealthCare Inc. (b)	2	30
Onyx Pharmaceuticals Inc. (b) (c)	2	61
OSI Pharmaceuticals Inc. (b)	3	105
Owens & Minor Inc.	2	76
Par Pharmaceutical Cos. Inc. (b)	2	52
Parexel International Corp. (b)	1	52
Patterson Cos. Inc. (b) (c)	7	258
PDL BioPharma Inc. (b)	6	137
Pediatrix Medical Group Inc. (b)	3	156
Perrigo Co.	4	74
Pfizer Inc.	394	9,952
Pharmaceutical Product Development Inc.	6	195
PolyMedica Corp.	1	59
PSS World Medical Inc. (b)	4	80
Psychiatric Solutions Inc. (b)	3	120
Quest Diagnostics Inc.	8	411
Regeneron Pharmaceuticals Inc. (b)	3	69
Resmed Inc. (b) (c)	4	216
Respironics Inc. (b)	4	173
Savient Pharmaceuticals Inc. (b)	3	37
Schering-Plough Corp.	82	2,086
Sepracor Inc. (b) (c)	6	285
Sierra Health Services Inc. (b)	3	119
St. Jude Medical Inc. (b)	20	740
STERIS Corp.	4	96
Stryker Corp.	16	1,029
Sunrise Senior Living Inc. (b)	2	98
Techne Corp. (b)	2	118
Telik Inc. (b) (c)	3	15
Tenet Healthcare Corp. (b)	25	160
Theravance Inc. (b)	3	78
Thermo Electron Corp. (b)	23	1,053
Triad Hospitals Inc. (b) (c)	5	259
United Surgical Partners International Inc. (b)	3	77
United Therapeutics Corp. (b)	1	65
UnitedHealth Group Inc.	75	3,968
Universal Health Services Inc.	3	163
Valeant Pharmaceutical International (c)	5	89
Varian Inc. (b)	2	94
Varian Medical Systems Inc. (b)	7	342
Ventana Medical Systems Inc. (b)	2	72
Vertex Pharmaceuticals Inc. (b)	7	187

Viasys Healthcare Inc. (b)	2	65
Waters Corp. (b)	6	330
Watson Pharmaceuticals Inc. (b)	5	143
WellCare Health Plans Inc. (b)	2	167
WellPoint Inc. (b)	34	2,797
Wyeth	74	3,713
Zimmer Holdings Inc. (b)	13	1,133
		94,989

Total Common Stocks (cost $89,933)		95,076

SHORT TERM INVESTMENTS - 4.1%
Mutual Funds - 0.7%
JNL Money Market Fund, 5.18% (a) (d)	655	655

Securities Lending Collateral - 3.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	3,254	3,254

Total Short Term Investments (cost $3,909)		3,909

Total Investments - 103.8% (cost $93,842)		98,985
Other Assets and Liabilities, Net - (3.8%)		(3,620)
Total Net Assets - 100%		$95,365

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 23.9%
Autoliv Inc. (c)	567	$32,370
Brown Shoe Co. Inc. (c)	652	27,403
Buckle Inc. (c)	650	23,218
Buffalo Wild Wings Inc. (b) (c)	196	12,465
CBS Corp. - Class B (c)	1,080	33,042
Compass Group Plc	9,802	65,585
Dow Jones & Co. Inc. (c)	916	31,575
General Motors Corp. (c)	7,759	237,728
Genuine Parts Co. (c)	718	35,159
GKN Plc	10,248	76,934
Group 1 Automotive Inc. (c)	542	21,558
Gymboree Corp. (b) (c)	718	28,766
Hilton Hotels Corp.	2,469	88,794
Interface Inc. (c)	1,199	19,168
Leggett & Platt Inc. (c)	1,445	32,769
Mattel Inc.	1,490	41,086
Movado Group Inc. (c)	433	12,739
New York Times Co. - Class A (c)	1,438	33,809
Newell Rubbermaid Inc.	1,175	36,525
Shaw Communications Inc.	1,046	38,608
Stanley Works (c)	678	37,534
Starwood Hotels & Resorts Worldwide Inc. (c)	553	35,847

VF Corp. (c)	417	34,474
		1,037,156
CONSUMER STAPLES - 8.4%
Altria Group Inc.	992	87,104
Anheuser-Busch Cos. Inc.	693	34,981
ConAgra Foods Inc.	1,269	31,603
General Mills Inc.	594	34,593
Kimberly-Clark Corp. (c)	499	34,195
Kraft Foods Inc. - Class A (c)	962	30,460
Safeway Inc.	2,573	94,285
SunOpta Inc. (b)	1,299	15,463
		362,684
ENERGY - 6.4%
BP Plc	5,143	55,865
Chevron Corp.	481	35,557
Dril-Quip Inc. (b) (c)	907	39,254
Marathon Oil Corp.	982	97,059
Tetra Technologies Inc. (b) (c)	1,636	40,434
VAALCO Energy Inc. (b) (c)	1,331	6,894
		275,063
FINANCIALS - 9.5%
BOC Hong Kong Holdings Ltd.	21,209	51,411
Capital Trust Inc. - Class A (c)	393	17,886
Cascade Bancorp (c)	640	16,597
Citigroup Inc.	1,551	79,617
Goldman Sachs Group Inc.	427	88,334
JPMorgan Chase & Co.	1,785	86,367
Loews Corp.	532	40,245
SWS Group Inc.	609	15,109
World Acceptance Corp. (b) (c)	390	15,568
		411,134
HEALTH CARE - 6.9%
Abbott Laboratories	702	39,152
Digene Corp. (b)	533	22,624
Merck & Co. Inc.	1,950	86,110
Noven Pharmaceuticals Inc. (b) (c)	545	12,652
Pfizer Inc.	5,426	137,055
		297,593
INDUSTRIALS - 14.6%
American Woodmark Corp. (c)	347	12,756
Ameron International Corp. (c)	198	13,066
Belden CDT Inc. (c)	1,002	53,679
Citic Pacific Ltd.	16,336	60,422
Clean Harbors Inc. (b) (c)	441	19,934
COSCO Pacific Ltd. (c)	23,047	57,105
EMCOR Group Inc. (b) (c)	722	42,567
General Electric Corp.	3,757	132,844
II-VI Inc. (b) (c)	662	22,398
Ladish Co. Inc. (b) (c)	322	12,122
Lindsay Manufacturing Co. (c)	266	8,444

Lockheed Martin Corp.	933	90,554
Pitney Bowes Inc. (c)	736	33,406
PW Eagle Inc. (c)	273	9,026
Valmont Industries Inc. (c)	576	33,338
Waste Management Inc.	922	31,720
		633,381
INFORMATION TECHNOLOGY - 7.5%
Advanced Energy Industries Inc. (b) (c)	1,014	21,331
Ansoft Corp. (b)	535	16,920
Atheros Communications Inc. (b) (c)	1,195	28,600
Hewlett-Packard Co.	2,062	82,771
Interwoven Inc. (b) (c)	986	16,660
Macrovision Corp. (b) (c)	1,208	30,260
Mentor Graphics Corp. (b) (c)	1,880	30,725
Sigma Designs Inc. (b) (c)	514	13,505
Sirenza Microdevices Inc. (b) (c)	1,157	9,976
Tyler Technologies Inc. (b) (c)	874	11,103
WebEx Communications Inc. (b) (c)	1,111	63,190
		325,041
MATERIALS - 8.1%
EI Du Pont de Nemours & Co.	1,750	86,495
HB Fuller Co. (c)	1,348	36,759
Louisiana-Pacific Corp. (c)	1,557	31,241
Metal Management Inc. (c)	596	27,518
Nucor Corp. (c)	1,571	102,330
Rohm & Haas Co.	663	34,268
Sonoco Products Co.	887	33,321
		351,932
TELECOMMUNICATION SERVICES - 13.0%
AT&T Inc.	4,081	160,894
BT Group Plc	9,417	56,286
PCCW Ltd.	92,187	55,335
Qwest Communications International Inc. (b) (c)	10,203	91,721
Verizon Communications Inc.	3,771	143,015
Vodafone Group Plc	20,163	53,764
		561,015
UTILITIES - 1.4%
Cheung Kong Infrastructure Holdings Ltd. (c)	17,770	61,859

Total Common Stocks (cost $4,004,397)		4,316,858

SHORT TERM INVESTMENTS - 14.5%
Mutual Funds - 0.6%
JNL Money Market Fund, 5.18% (a) (d)	28,445	28,445

Securities Lending Collateral - 13.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	601,195	601,195

Total Short Term Investments (cost $629,640)		629,640

Total Investments - 114.2% (cost $4,634,037)		4,946,498
Other Assets and Liabilities, Net - (14.2%)		(615,185)
Total Net Assets - 100%		$4,331,313

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 16.3%
American Eagle Outfitters Inc.	37	$1,101
Autoliv Inc.	10	555
Big Lots Inc. (b)	13	409
CBS Corp. - Class B (c)	18	565
Compass Group Plc	193	1,292
DirecTV Group Inc. (b)	135	3,114
Dow Jones & Co. Inc. (c)	16	540
EchoStar Communications Corp. (b)	25	1,091
General Motors Corp. (c)	38	1,167
Genuine Parts Co.	12	597
GKN Plc	203	1,525
Guess? Inc. (c)	10	404
InterActiveCorp (b)	17	637
Leggett & Platt Inc.	25	556
Liberty Global Inc. - Class A (b)	22	731
Mattel Inc.	25	697
New York Times Co. - Class A (c)	24	574
Newell Rubbermaid Inc.	20	610
Phillips-Van Heusen	6	359
Priceline.com Inc. (b) (c)	7	362
Shaw Communications Inc.	18	653
Stanley Works	11	626
Starwood Hotels & Resorts Worldwide Inc.	9	600
Tempur-Pedic International Inc. (c)	15	380
VF Corp.	7	590
		19,735
CONSUMER STAPLES - 2.6%
Anheuser-Busch Cos. Inc.	12	594
ConAgra Foods Inc.	21	528
General Mills Inc.	10	591
Kimberly-Clark Corp.	8	581
Kraft Foods Inc. - Class A (c)	16	521
NBTY Inc. (b)	8	417
		3,232
ENERGY - 6.4%
BP Plc	232	2,517
Chevron Corp.	8	604
Core Laboratories NV (b)	4	326
ENI SpA	43	1,404
Royal Dutch Shell Plc - Class A	41	1,367
Statoil ASA	56	1,518
		7,736

FINANCIALS - 11.1%
ABN AMRO Holding NV	44	1,906
Banca Intesa San Paolo SpA	189	1,432
Barclays Plc	98	1,387
BOC Hong Kong Holdings Ltd.	415	1,005
Danske Bank A/S	32	1,506
HSBC Holdings Plc	78	1,366
ING Groep NV	32	1,369
Lloyds TSB Group Plc	127	1,400
Loews Corp.	9	672
Royal Bank of Scotland Group Plc	36	1,400
		13,443
HEALTH CARE - 1.9%
Abbott Laboratories	12	654
Illumina Inc. (b) (c)	8	224
Immucor Inc. (b)	10	297
Pfizer Inc.	43	1,086
		2,261
INDUSTRIALS - 5.6%
Citic Pacific Ltd.	321	1,187
Continental Airlines Inc. - Class B (b)	10	367
COSCO Pacific Ltd.	456	1,130
General Electric Corp.	30	1,045
Manitowoc Co. Inc.	7	437
Paccar Inc.	15	1,103
Pitney Bowes Inc.	12	567
TeleTech Holdings Inc. (b)	13	465
Waste Management Inc.	15	533
		6,834
INFORMATION TECHNOLOGY - 30.6%
Akamai Technologies Inc. (b)	17	868
CDW Corp.	5	291
Check Point Software Technologies Ltd. (b)	15	328
Cisco Systems Inc. (b)	545	13,913
Infosys Technologies Ltd. - ADR	32	1,613
Lam Research Corp. (b)	8	384
Microsoft Corp.	253	7,057
Nvidia Corp. (b)	63	1,801
Oracle Corp. (b)	339	6,148
Research In Motion Ltd. (b)	32	4,429
Varian Semiconductor Equipment Associates Inc. (b)	7	352
		37,184
MATERIALS - 4.8%
Albemarle Corp.	11	436
Allegheny Technologies Inc.	11	1,191
Louisiana-Pacific Corp.	26	526
OM Group Inc. (b)	7	307
Potash Corp.	12	1,858
Rock-Tenn Co. - Class A	10	348
Rohm & Haas Co.	11	582

Sonoco Products Co.	15	571
		5,819
TELECOMMUNICATION SERVICES - 16.5%
AT&T Inc.	32	1,274
BT Group Plc - ADR	90	5,405
BT Group Plc	444	2,657
Deutsche Telekom AG	78	1,293
France Telecom SA	51	1,359
Millicom International Cellular SA (b) (c)	6	442
PCCW Ltd.	1,799	1,080
Royal KPN NV	101	1,570
Telecom Italia SpA	474	1,351
Verizon Communications Inc.	30	1,125
Vodafone Group Plc	909	2,423
		19,979
UTILITIES - 3.6%
Cheung Kong Infrastructure Holdings Ltd.	349	1,214
Endesa SA	31	1,684
Enel SpA	140	1,500
		4,398

Total Common Stocks (cost $118,102)		120,621

SHORT TERM INVESTMENTS - 4.7%
Mutual Funds - 1.1%
JNL Money Market Fund, 5.18% (a) (d)	1,281	1,281

Securities Lending Collateral - 3.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	4,389	4,389

Total Short Term Investments (cost $5,670)		5,670

Total Investments - 104.1% (cost $123,772)		126,291
Other Assets and Liabilities, Net - (4.1%)		(4,989)
Total Net Assets - 100%		$121,302

JNL/Mellon Capital Management Nasdaq® 15 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 9.7%
American Eagle Outfitters Inc.	34	$1,014
EchoStar Communications Corp. (b)	65	2,833
InterActiveCorp (b) (c)	44	1,675
Liberty Global Inc. - Class A (b)	58	1,896
		7,418
INDUSTRIALS - 3.7%
Paccar Inc.	39	2,864

INFORMATION TECHNOLOGY - 84.8%
CDW Corp.	12	725

Check Point Software Technologies Ltd. (b)	38	851
Cisco Systems Inc. (b)	708	18,072
Infosys Technologies Ltd. - ADR (c)	83	4,182
Lam Research Corp. (b)	21	1,015
Microsoft Corp.	658	18,328
Nvidia Corp. (b)	57	1,640
Oracle Corp. (b)	881	15,963
Research In Motion Ltd. (b)	31	4,230
		65,006
TELECOMMUNICATION SERVICES - 1.5%
Millicom International Cellular SA (b) (c)	15	1,142

Total Common Stocks (cost $77,765)		76,430

SHORT TERM INVESTMENTS - 4.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.18% (a) (d)	319	319

Securities Lending Collateral - 4.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	3,103	3,103

Total Short Term Investments (cost $3,422)		3,422

Total Investments - 104.1% (cost $81,187)		79,852
Other Assets and Liabilities, Net - (4.1%)		(3,154)
Total Net Assets - 100%		$76,698

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.7%
ENERGY - 99.1%
Anadarko Petroleum Corp.	120	$5,144
Apache Corp.	86	6,048
Atwood Oceanics Inc. (b)	8	469
Baker Hughes Inc.	84	5,533
Berry Petroleum Co. - Class A	12	354
BJ Services Co.	78	2,170
Bristow Group Inc. (b) (c)	7	259
Cabot Oil & Gas Corp. - Class A	13	872
Cameron International Corp. (b) (c)	29	1,842
Cheniere Energy Inc. (b) (c)	15	455
Chesapeake Energy Corp. (c)	116	3,571
Chevron Corp.	544	40,247
Cimarex Energy Co.	22	829
Comstock Resources Inc. (b)	12	340
ConocoPhillips	377	25,764
Core Laboratories NV (b)	7	575
Crosstex Energy Inc. (c)	12	348
Delta Petroleum Corp. (b) (c)	16	376
Denbury Resources Inc. (b)	32	954

Devon Energy Corp.	109	7,555
Diamond Offshore Drilling Inc.	17	1,415
Dresser-Rand Group Inc. (b)	20	615
El Paso Corp. (c)	185	2,684
Encore Acquisition Co. (b)	15	355
ENSCO International Inc.	40	2,164
EOG Resources Inc.	63	4,504
EXCO Resources Inc. (b)	24	394
Exxon Mobil Corp.	1,125	84,888
FMC Technologies Inc. (b)	18	1,271
Forest Oil Corp. (b) (c)	15	516
Frontier Oil Corp.	30	973
Global Industries Ltd. (b)	25	465
GlobalSantaFe Corp.	61	3,770
Grant Prideco Inc. (b)	34	1,681
Grey Wolf Inc. (b)	56	375
Halliburton Co.	260	8,266
Hanover Compressor Co. (b) (c)	24	539
Helix Energy Solutions Group Inc. (b)	23	856
Helmerich & Payne Inc.	26	775
Hess Corp. (c)	75	4,137
Holly Corp.	13	758
Houston Exploration Co. (b)	8	438
Hydril Co. (b)	5	520
Input/Output Inc. (b) (c)	22	301
Kinder Morgan Inc.	29	3,039
Lone Star Technologies Inc. (b)	9	596
Marathon Oil Corp.	91	9,035
Mariner Energy Inc. (b) (c)	23	441
Murphy Oil Corp.	46	2,470
Nabors Industries Ltd. (b)	78	2,304
National Oilwell Varco Inc. (b)	46	3,574
Newfield Exploration Co. (b)	34	1,434
Newpark Resources Inc. (b) (c)	32	227
Noble Corp.	36	2,805
Noble Energy Inc.	46	2,726
Occidental Petroleum Corp.	222	10,932
Oceaneering International Inc. (b)	14	610
Oil States International Inc. (b) (c)	14	441
Parker Drilling Co. (b) (c)	35	326
Patterson-UTI Energy Inc.	43	956
Penn Virginia Corp.	5	396
PetroHawk Energy Corp. (b) (c)	46	599
Pioneer Natural Resources Co. (c)	32	1,398
Plains Exploration & Production Co. (b) (c)	21	930
Pogo Producing Co. (c)	14	686
Pride International Inc. (b)	43	1,305
Quicksilver Resources Inc. (b) (c)	15	594
Range Resources Corp.	37	1,235
Rowan Cos. Inc.	29	955

Schlumberger Ltd.	292	20,190
SEACOR Holdings Inc. (b)	6	580
Smith International Inc. (c)	55	2,647
Southwestern Energy Co. (b)	44	1,801
St. Mary Land & Exploration Co.	15	564
Stone Energy Corp. (b)	8	241
Sunoco Inc.	32	2,271
Superior Energy Services Inc. (b)	23	786
Swift Energy Co. (b)	9	356
Tesoro Corp. (c)	18	1,778
Tetra Technologies Inc. (b)	20	506
Tidewater Inc.	16	908
Todco - Class A (b) (c)	16	651
Transocean Inc. (b) (c)	76	6,226
Ultra Petroleum Corp. (b)	40	2,117
Unit Corp. (b) (c)	13	646
Universal Compression Holdings Inc. (b)	9	582
Valero Energy Corp.	157	10,137
Weatherford International Ltd. (b)	89	4,008
W-H Energy Services Inc. (b)	9	401
Whiting Petroleum Corp. (b)	11	415
Williams Cos. Inc.	156	4,427
XTO Energy Inc.	95	5,208
		343,825
UTILITIES - 0.6%
Dynegy Inc. - Class A (b)	107	995
OGE Energy Corp.	24	938
		1,933

Total Common Stocks (cost $310,449)		345,758

SHORT TERM INVESTMENTS - 6.2%
Mutual Funds - 0.5%
JNL Money Market Fund, 5.18% (a) (d)	1,871	1,871

Securities Lending Collateral - 5.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	19,904	19,904

Total Short Term Investments (cost $21,775)		21,775

Total Investments - 105.9% (cost $332,224)		367,533
Other Assets and Liabilities, Net - (5.9%)		(20,602)
Total Net Assets - 100%		$346,931

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 21.5%
General Motors Corp. (c)	2,963	$90,796
Hilton Hotels Corp. (c)	2,511	90,309

		181,105
CONSUMER STAPLES - 11.4%
Safeway Inc. (c)	2,617	95,904

ENERGY - 11.7%
Marathon Oil Corp.	999	98,734

FINANCIALS - 10.7%
Goldman Sachs Group Inc.	435	89,838

INDUSTRIALS - 10.9%
Lockheed Martin Corp.	949	92,098

INFORMATION TECHNOLOGY - 9.9%
Hewlett-Packard Co. (c)	2,088	83,799

MATERIALS - 12.4%
Nucor Corp. (c)	1,601	104,283

TELECOMMUNICATION SERVICES - 11.1%
Qwest Communications International Inc. (b) (c)	10,377	93,286

Total Common Stocks (cost $783,549)		839,047

SHORT TERM INVESTMENTS - 30.6%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.18% (a) (d)	2,439	2,439

Securities Lending Collateral - 30.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	254,942	254,942

Total Short Term Investments (cost $257,381)		257,381

Total Investments - 130.2% (cost $1,040,930)		1,096,428
Other Assets and Liabilities, Net - (30.2%)		(254,322)
Total Net Assets - 100%		$842,106

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 11.3%
DirecTV Group Inc. (b)	40	$924
Lennar Corp.	4	177
Nike Inc. - Class B	6	650
		1,751
CONSUMER STAPLES - 11.0%
Coca-Cola Co.	31	1,498
Estee Lauder Cos. Inc.	2	79
UST Inc.	2	124
		1,701

ENERGY - 10.5%
Exxon Mobil Corp.	20	1,474
Marathon Oil Corp.	1	116
Sunoco Inc.	-	30
		1,620
FINANCIALS - 22.8%
American Express Co.	46	2,577
Moody's Corp.	11	658
Safeco Corp.	4	290
		3,525
HEALTH CARE - 12.8%
Pfizer Inc.	69	1,736
Waters Corp. (b)	1	57
Zimmer Holdings Inc. (b)	2	196
		1,989
INDUSTRIALS - 11.6%
Emerson Electric Co.	26	1,112
Rockwell Automation Inc.	5	321
Rockwell Collins Inc.	5	362
		1,795
INFORMATION TECHNOLOGY - 16.1%
Agilent Technologies Inc. (b)	3	86
Google Inc. - Class A (b)	1	654
Microsoft Corp.	63	1,750
		2,490
UTILITIES - 4.1%
Entergy Corp.	2	238
FirstEnergy Corp.	3	232
PPL Corp.	4	169
		639

Total Common Stocks (cost $15,797)		15,510

SHORT TERM INVESTMENTS - 0.6%
Mutual Funds - 0.6%
JNL Money Market Fund, 5.18% (a) (d)	90	90

Total Short Term Investments (cost $90)		90

Total Investments - 100.8% (cost $15,887)		15,600
Other Assets and Liabilities, Net - (0.8%)		(130)
Total Net Assets - 100%		$15,470

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 16.5%
Brown Shoe Co. Inc.	533	$22,380
Buckle Inc. (c)	535	19,098
Buffalo Wild Wings Inc. (b) (c)	159	10,159

Group 1 Automotive Inc.	446	17,729
Gymboree Corp. (b) (c)	585	23,442
Interface Inc. (c)	983	15,713
Movado Group Inc. (c)	354	10,427
		118,948
CONSUMER STAPLES - 1.7%
SunOpta Inc. (b) (c)	1,062	12,635

ENERGY - 9.8%
Dril-Quip Inc. (b)	737	31,910
Tetra Technologies Inc. (b) (c)	1,333	32,928
VAALCO Energy Inc. (b)	1,089	5,642
		70,480
FINANCIALS - 7.4%
Capital Trust Inc. - Class A (c)	322	14,675
Cascade Bancorp (c)	521	13,506
SWS Group Inc.	498	12,361
World Acceptance Corp. (b) (c)	325	12,965
		53,507
HEALTH CARE - 4.0%
Digene Corp. (b)	439	18,597
Noven Pharmaceuticals Inc. (b) (c)	452	10,493
		29,090
INDUSTRIALS - 25.8%
American Woodmark Corp.	291	10,689
Ameron International Corp. (c)	165	10,848
Belden CDT Inc. (c)	817	43,765
Clean Harbors Inc. (b) (c)	364	16,445
EMCOR Group Inc. (b) (c)	588	34,677
II-VI Inc. (b) (c)	544	18,410
Ladish Co. Inc. (b) (c)	263	9,889
Lindsay Manufacturing Co. (c)	216	6,851
PW Eagle Inc.	222	7,327
Valmont Industries Inc. (c)	474	27,432
		186,333
INFORMATION TECHNOLOGY - 27.4%
Advanced Energy Industries Inc. (b) (c)	829	17,447
Ansoft Corp. (b)	438	13,845
Atheros Communications Inc. (b) (c)	976	23,364
Interwoven Inc. (b)	807	13,636
Macrovision Corp. (b) (c)	981	24,567
Mentor Graphics Corp. (b) (c)	1,536	25,101
Sigma Designs Inc. (b) (c)	421	11,051
Sirenza Microdevices Inc. (b) (c)	939	8,092
Tyler Technologies Inc. (b) (c)	721	9,157
WebEx Communications Inc. (b) (c)	906	51,543
		197,803
MATERIALS - 7.3%
HB Fuller Co.	1,105	30,146
Metal Management Inc. (c)	485	22,415

		52,561

Total Common Stocks (cost $688,133)		721,357

SHORT TERM INVESTMENTS - 11.4%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.18% (a) (d)	2,103	2,103

Securities Lending Collateral - 11.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	80,180	80,180

Total Short Term Investments (cost $82,283)		82,283

Total Investments - 111.3% (cost $770,416)		803,640
Other Assets and Liabilities, Net - (11.3%)		(81,576)
Total Net Assets - 100%		$722,064

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.9%
HEALTH CARE - 0.2%
Cerner Corp. (b) (c)	2	$100
Dendrite International Inc. (b)	1	15
		115
INDUSTRIALS - 0.7%
IKON Office Solutions Inc.	3	39
Pitney Bowes Inc.	6	285
SAIC Inc. (b)	2	43
United Stationers Inc. (b)	1	53
		420
INFORMATION TECHNOLOGY - 98.7%
3Com Corp. (b)	11	45
Actel Corp. (b)	1	15
Adaptec Inc. (b)	3	11
ADC Telecommunications Inc. (b)	3	54
Adobe Systems Inc. (b)	17	698
ADTRAN Inc. (c)	2	42
Advanced Micro Devices Inc. (b) (c)	16	207
Advent Software Inc. (b)	1	21
Agere Systems Inc. (b)	5	108
Agile Software Corp. (b)	1	9
Agilysis Inc.	1	17
Akamai Technologies Inc. (b)	5	226
Altera Corp. (b)	10	199
Amdocs Ltd. (b)	5	197
Amkor Technology Inc. (b)	3	37
Analog Devices Inc.	9	324
Andrew Corp. (b)	4	46
Ansys Inc. (b)	1	51
Apple Computer Inc. (b)	24	2,272

Applied Materials Inc.	39	714
Applied Micro Circuits Corp. (b) (c)	8	30
Ariba Inc. (b)	2	19
Arris Group Inc. (b) (c)	3	44
Asyst Technologies Inc. (b)	1	8
Atmel Corp. (b)	13	67
ATMI Inc. (b) (c)	1	30
Autodesk Inc. (b)	7	246
Avaya Inc. (b)	13	153
Avocent Corp. (b)	1	35
Axcelis Technologies Inc. (b)	3	23
BEA Systems Inc. (b)	11	128
BMC Software Inc. (b)	6	179
Borland Software Corp. (b) (c)	2	9
Brightpoint Inc. (b)	2	17
Broadcom Corp. - Class A (b)	13	430
Brocade Communications Systems Inc. (b)	11	107
Brooks Automation Inc. (b)	2	34
CA Inc.	12	306
Cabot Microelectronics Corp. (b)	1	26
CACI International Inc. - Class A (b)	1	41
Cadence Design Systems Inc. (b) (c)	8	166
C-COR Inc. (b)	1	15
CDW Corp.	2	106
Check Point Software Technologies Ltd. (b)	5	109
Ciber Inc. (b)	1	10
Ciena Corp. (b)	2	70
Cirrus Logic Inc. (b)	3	20
Cisco Systems Inc. (b)	173	4,412
Citrix Systems Inc. (b)	5	166
Cognizant Technology Solutions Corp. (b)	4	358
Cohu Inc.	1	11
Computer Sciences Corp. (b)	5	252
Compuware Corp. (b)	9	84
Conexant Systems Inc. (b) (c)	13	21
Corning Inc. (b)	45	1,014
Cree Inc. (b) (c)	2	35
CSG Systems International Inc. (b)	1	34
Cymer Inc. (b)	1	44
Cypress Semiconductor Corp. (b) (c)	4	79
Dell Inc. (b)	57	1,318
Diebold Inc.	2	93
Digital River Inc. (b)	1	62
DSP Group Inc. (b)	1	17
DST Systems Inc. (b) (c)	1	112
Dycom Industries Inc. (b)	1	33
Earthlink Inc. (b)	3	25
Electronic Data Systems Corp.	15	406
Electronics for Imaging Inc. (b)	2	36
EMC Corp. (b)	62	863

Emulex Corp. (b)	2	45
Entegris Inc. (b)	3	36
Equinix Inc. (b) (c)	1	60
Exar Corp. (b)	1	10
Extreme Networks (b)	4	16
F5 Networks Inc. (b)	1	80
Fair Isaac Corp.	2	59
Fairchild Semiconductor International Inc. (b)	3	58
Finisar Corp. (b) (c)	8	28
FormFactor Inc. (b)	1	55
Foundry Networks Inc. (b)	4	49
Gartner Inc. - Class A (b)	2	47
Gateway Inc. (b) (c)	9	19
Google Inc. - Class A (b)	7	2,992
Harmonic Inc. (b)	2	22
Harris Corp.	4	194
Harris Stratex Networks Inc. - Class A (b)	-	9
Hewlett-Packard Co. (c)	77	3,077
Hutchinson Technology Inc. (b) (c)	1	18
Hyperion Solutions Corp. (b)	2	87
Imation Corp.	1	41
Informatica Corp. (b)	2	30
InfoSpace Inc. (b)	1	21
Ingram Micro Inc. - Class A (b)	4	82
Insight Enterprises Inc. (b)	1	27
Integrated Device Technology Inc. (b)	5	80
Intel Corp.	165	3,158
InterDigital Communications Corp. (b)	1	47
Intermec Inc. (b) (c)	1	31
International Business Machines Corp.	43	4,031
International Rectifier Corp. (b)	2	81
Intersil Corp.	4	104
Inter-Tel Inc.	1	13
Interwoven Inc. (b)	1	20
Intuit Inc. (b)	9	247
j2 Global Communications Inc. (b) (c)	2	43
Jack Henry & Associates Inc.	2	57
JDA Software Group Inc. (b)	1	11
JDS Uniphase Corp. (b) (c)	6	92
Juniper Networks Inc. (b)	16	311
Keane Inc. (b)	2	20
KLA-Tencor Corp. (c)	6	298
Komag Inc. (b) (c)	1	28
Kronos Inc. (b)	1	48
Kulicke & Soffa Industries Inc. (b)	2	18
Lam Research Corp. (b)	4	192
Lattice Semiconductor Corp. (b)	3	19
Lexmark International Inc. (b)	3	163
Linear Technology Corp.	8	264
LSI Logic Corp. (b) (c)	11	118

LTX Corp. (b)	1	8
Macrovision Corp. (b)	1	37
Marvell Tech Group Ltd. (b)	13	224
Maxim Integrated Products Inc.	9	264
McAfee Inc. (b)	5	131
MEMC Electronic Materials Inc. (b)	5	289
Mentor Graphics Corp. (b)	2	39
Micrel Inc. (b)	1	16
Microchip Technology Inc.	6	219
Micron Technology Inc. (b)	21	254
Micros Systems Inc. (b)	1	63
Microsemi Corp. (b)	2	39
Microsoft Corp.	248	6,916
Motorola Inc.	68	1,207
MRV Communications Inc. (b) (c)	3	12
National Semiconductor Corp.	9	215
NCR Corp. (b)	5	246
Network Appliance Inc. (b)	11	383
Novell Inc. (b)	10	70
Novellus Systems Inc. (b)	3	112
Nuance Communications Inc. (b) (c)	4	62
Nvidia Corp. (b)	10	284
Omnivision Technologies Inc. (b) (c)	2	22
ON Semiconductor Corp. (b)	6	55
Openwave Systems Inc. (b) (c)	3	23
Oracle Corp. (b)	113	2,046
Packeteer Inc. (b)	1	16
Palm Inc. (b) (c)	3	47
Parametric Technology Corp. (b)	3	60
Perot Systems Corp. (b)	2	44
Photroncis Inc. (b)	1	18
Plantronics Inc. (c)	1	30
PMC - Sierra Inc. (b) (c)	6	42
Polycom Inc. (b)	3	88
Progress Software Corp. (b)	1	41
QLogic Corp. (b)	5	79
QUALCOMM Inc.	47	1,999
Quantum Corp. (b)	6	15
Quest Software Inc. (b) (c)	2	26
Radisys Corp. (b)	1	8
Rambus Inc. (b) (c)	3	58
RealNetworks Inc. (b)	3	26
Red Hat Inc. (b) (c)	5	124
RF Micro Devices Inc. (b) (c)	5	32
S1 Corp. (b)	1	9
Salesforce.com Inc. (b)	2	106
SanDisk Corp. (b) (c)	6	276
SAVVIS Inc. (b)	1	27
Seagate Technology	16	361
Semtech Corp. (b)	2	31

Silicon Image Inc. (b)	3	21
Silicon Laboratories Inc. (b)	1	44
Silicon Storage Technology Inc. (b)	2	11
SiRF Technology Holdings Inc. (b) (c)	1	36
Skyworks Solutions Inc. (b)	4	24
SonicWALL Inc. (b)	2	18
Sonus Networks Inc. (b)	7	59
SRA International Inc. - Class A (b)	1	27
Sun Microsystems Inc. (b)	102	615
Sybase Inc. (b)	3	65
Sycamore Networks Inc. (b)	6	21
Symantec Corp. (b)	26	454
Synopsys Inc. (b)	4	104
Tech Data Corp. (b)	2	56
Tekelec (b) (c)	2	32
Tellabs Inc. (b)	11	114
Teradyne Inc. (b)	6	93
Tessera Technologies Inc. (b)	1	52
Texas Instruments Inc.	42	1,263
TIBCO Software Inc. (b)	6	50
Transaction Systems Architects Inc. (b)	1	38
Trident Microsystems Inc. (b)	2	33
Triquint Semiconductor Inc. (b)	4	18
Unisys Corp. (b)	10	86
United Online Inc.	2	26
UTStarcom Inc. (b) (c)	3	23
Varian Semiconductor Equipment Associates Inc. (b)	2	84
VeriFone Holdings Inc. (b)	2	63
VeriSign Inc. (b)	7	175
Vignette Corp. (b)	1	15
WebEx Communications Inc. (b)	1	74
webMethods Inc. (b)	2	16
Websense Inc. (b)	1	30
Western Digital Corp. (b)	6	106
Wind River Systems Inc. (b)	3	27
Xerox Corp. (b)	28	468
Xilinx Inc. (c)	9	240
Yahoo! Inc. (b)	36	1,129
Zoran Corp. (b)	1	23
		56,484
TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. (b)	12	470
Crown Castle International Corp. (b)	6	197
SBA Communications Corp. (b)	3	76
		743

Total Common Stocks (cost $56,204)		57,762

SHORT TERM INVESTMENTS - 10.3%
Securities Lending Collateral - 10.3%

Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	5,875	5,875

Total Short Term Investments (cost $5,875)		5,875

Total Investments - 111.2% (cost $62,079)		63,637
Other Assets and Liabilities, Net - (11.2%)		(6,389)
Total Net Assets - 100%		$57,248

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 9.4%
American Eagle Outfitters Inc.	90	$2,688
Big Lots Inc. (b) (c)	32	987
Brown Shoe Co. Inc.	56	2,345
Buckle Inc.	56	1,992
Buffalo Wild Wings Inc. (b) (c)	17	1,072
DirecTV Group Inc. (b)	515	11,885
EchoStar Communications Corp. (b)	61	2,664
Group 1 Automotive Inc.	47	1,849
Guess? Inc. (c)	30	1,209
Gymboree Corp. (b)	61	2,445
InterActiveCorp (b) (c)	41	1,540
Interface Inc.	103	1,646
Lennar Corp. (c)	19	821
Liberty Global Inc. - Class A (b)	54	1,764
Movado Group Inc.	37	1,096
Nike Inc. - Class B (c)	28	3,020
Phillips-Van Heusen	15	855
Priceline.com Inc. (b) (c)	17	881
Tempur-Pedic International Inc. (c)	35	914
		41,673
CONSUMER STAPLES - 2.3%
Coca-Cola Co.	145	6,949
Estee Lauder Cos. Inc. (c)	8	378
NBTY Inc. (b)	19	1,016
SunOpta Inc. (b) (c)	112	1,331
UST Inc. (c)	10	567
		10,241
ENERGY - 6.8%
BP Plc	326	3,539
Core Laboratories NV (b)	9	784
Dril-Quip Inc. (b)	77	3,326
ENI SpA (c)	111	3,607
Exxon Mobil Corp.	91	6,840
Marathon Oil Corp.	5	537
Royal Dutch Shell Plc - Class A	106	3,533
Statoil ASA	139	3,780
Sunoco Inc.	2	133
Tetra Technologies Inc. (b) (c)	141	3,475

VAALCO Energy Inc. (b) (c)	114	588
		30,142
FINANCIALS - 11.8%
ABN AMRO Holding NV (c)	111	4,772
American Express Co.	211	11,924
Banca Intesa San Paolo SpA (c)	486	3,692
Barclays Plc	244	3,462
Capital Trust Inc. - Class A (c)	34	1,543
Cascade Bancorp (c)	55	1,429
Danske Bank A/S	85	3,976
HSBC Holdings Plc	202	3,531
ING Groep NV (c)	86	3,633
Lloyds TSB Group Plc	318	3,501
Moody's Corp.	49	3,055
Royal Bank of Scotland Group Plc	89	3,479
Safeco Corp. (c)	20	1,326
SWS Group Inc.	53	1,313
World Acceptance Corp. (b) (c)	34	1,363
		51,999
HEALTH CARE - 6.3%
Digene Corp. (b)	46	1,940
Illumina Inc. (b) (c)	18	532
Immucor Inc. (b)	24	714
Noven Pharmaceuticals Inc. (b) (c)	48	1,103
Pfizer Inc.	878	22,180
Waters Corp. (b)	5	270
Zimmer Holdings Inc. (b)	10	886
		27,625
INDUSTRIALS - 11.2%
American Woodmark Corp. (c)	30	1,107
Ameron International Corp.	17	1,142
Belden CDT Inc. (c)	85	4,577
Caterpillar Inc.	241	16,146
Clean Harbors Inc. (b)	38	1,715
Continental Airlines Inc. - Class B (b)	24	887
EMCOR Group Inc. (b)	62	3,660
Emerson Electric Co.	120	5,158
II-VI Inc. (b) (c)	56	1,908
Ladish Co. Inc. (b) (c)	28	1,043
Lindsay Manufacturing Co.	23	716
Manitowoc Co. Inc.	17	1,058
Paccar Inc.	37	2,693
PW Eagle Inc. (c)	23	766
Rockwell Automation Inc.	25	1,489
Rockwell Collins Inc.	25	1,667
TeleTech Holdings Inc. (b)	30	1,115
Valmont Industries Inc.	49	2,860
		49,707
INFORMATION TECHNOLOGY - 34.2%
Advanced Energy Industries Inc. (b)	87	1,820

Agilent Technologies Inc. (b)	12	409
Akamai Technologies Inc. (b) (c)	42	2,087
Ansoft Corp. (b)	46	1,457
Atheros Communications Inc. (b) (c)	103	2,468
CDW Corp.	11	693
Check Point Software Technologies Ltd. (b)	36	800
Cisco Systems Inc. (b)	1,327	33,883
Google Inc. - Class A (b)	7	3,187
Hewlett-Packard Co. (c)	354	14,209
Infosys Technologies Ltd. - ADR	77	3,890
Interwoven Inc. (b)	85	1,433
Lam Research Corp. (b)	20	947
Macrovision Corp. (b)	104	2,596
Mentor Graphics Corp. (b) (c)	162	2,652
Microsoft Corp.	1,400	39,015
Nvidia Corp. (b)	153	4,389
Oracle Corp. (b)	826	14,972
Research In Motion Ltd. (b)	79	10,786
Sigma Designs Inc. (b)	44	1,151
Sirenza Microdevices Inc. (b)	98	845
Tyler Technologies Inc. (b)	76	963
Varian Semiconductor Equipment Associates Inc. (b) (c)	16	862
WebEx Communications Inc. (b)	95	5,383
		150,897
MATERIALS - 3.5%
Albemarle Corp.	25	1,038
Allegheny Technologies Inc.	27	2,870
HB Fuller Co.	117	3,184
Metal Management Inc.	51	2,339
OM Group Inc. (b)	17	761
Potash Corp.	28	4,537
Rock-Tenn Co. - Class A	26	855
		15,584
TELECOMMUNICATION SERVICES - 11.8%
AT&T Inc.	422	16,620
BT Group Plc - ADR	203	12,158
BT Group Plc	817	4,882
Deutsche Telekom AG (c)	193	3,199
France Telecom SA	129	3,419
Millicom International Cellular SA (b) (c)	13	1,045
Royal KPN NV	252	3,926
Telecom Italia SpA (c)	1,166	3,325
Vodafone Group Plc	1,278	3,407
		51,981
UTILITIES - 2.5%
Endesa SA (c)	78	4,220
Enel SpA (c)	369	3,944
Entergy Corp.	10	1,080
FirstEnergy Corp.	16	1,052
PPL Corp.	20	798

		11,094

Total Common Stocks (cost $427,190)		440,943

SHORT TERM INVESTMENTS - 14.6%
Mutual Funds - 0.0%
JNL Money Market Fund, 5.18% (a) (d)	90	90

Securities Lending Collateral - 14.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)	64,509	64,509

Total Short Term Investments (cost $64,599)		64,599

Total Investments - 114.4% (cost $491,789)		505,542
Other Assets and Liabilities, Net - (14.4%)		(63,812)
Total Net Assets - 100%		$441,730

JNL/Mellon Capital Management Value Line® 25 Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 19.2%
American Eagle Outfitters Inc.	646	$19,385
Big Lots Inc. (b) (c)	361	11,299
DirecTV Group Inc. (b)	3,697	85,286
Guess? Inc. (c)	278	11,272
Phillips-Van Heusen	167	9,804
Priceline.com Inc. (b) (c)	186	9,897
Tempur-Pedic International Inc. (c)	405	10,527
		157,470
CONSUMER STAPLES - 1.4%
NBTY Inc. (b) (c)	212	11,255

ENERGY - 1.1%
Core Laboratories NV (b) (c)	107	8,937

HEALTH CARE - 1.8%
Illumina Inc. (b) (c)	216	6,328
Immucor Inc. (b)	275	8,078
		14,406
INDUSTRIALS - 4.2%
Continental Airlines Inc. - Class B (b) (c)	272	9,908
Manitowoc Co. Inc.	186	11,837
TeleTech Holdings Inc. (b)	347	12,741
		34,486
INFORMATION TECHNOLOGY - 40.5%
Akamai Technologies Inc. (b) (c)	473	23,633
Cisco Systems Inc. (b)	7,448	190,144
Nvidia Corp. (b)	1,114	32,073
Research In Motion Ltd. (b)	561	76,504
Varian Semiconductor Equipment Associates Inc. (b) (c)	182	9,725

				332,079
MATERIALS - 13.8%
Albemarle Corp.		289		11,958
Allegheny Technologies Inc.		305		32,572
OM Group Inc. (b) (c)		187		8,370
Potash Corp.		318		50,854
Rock-Tenn Co. - Class A (c)		291		9,669
				113,423
TELECOMMUNICATION SERVICES - 18.4%
BT Group Plc - ADR (c)		2,509		150,589

Total Common Stocks (cost $825,645)				822,645

SHORT TERM INVESTMENTS - 8.8%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.18% (a) (d)		1,617		1,617

Securities Lending Collateral - 8.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.39% (a) (d)		70,951		70,951

Total Short Term Investments (cost $72,568)				72,568

Total Investments - 109.2% (cost $898,213)				895,213
Other Assets and Liabilities, Net - (9.2%)				(75,550)
Total Net Assets - 100%				$819,663

Notes to the Schedules of Investments:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2007.
(b) Non-income producing security.
(c) All or portion of the security has been loaned.
(d) Investment in affiliate.

Abbreviations:
DKK - Danish Krone
EUR - European Currency Unit (Euro)
GBP - British Pound
NOK - Norwegian Krone
USD - United States Dollar
"-" Amount rounds to less than one thousand.

Summary of Open Forward Foreign Currency Contracts (in thousands):
	Settlement	Notional	Currency	Unrealized
Currency Purchased/Sold	Date	Amount	Value	Gain/(Loss)
JNL/Mellon Capital Management Global 15 Fund
GBP/USD	4/3/2007	249 GBP	$490	$1
			$490	$1
JNL/Mellon Capital Management JNL 5 Fund
GBP/USD	4/2/2007	1,326 GBP	$2,609	$7
			$2,609	$7
JNL/Mellon Capital Management JNL Optimized 5 Fund
DKK/USD	4/2/2007	94 DKK	$17	$ -
DKK/USD	4/3/2007	80 DKK	14	-
EUR/USD	4/2/2007	71 EUR	94	-
			$125	$0

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock
Exchange ("NYSE") is open for trading. Bonds are valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks and investment funds traded on an exchange are valued at the last quoted sale price on the exchange which the security is principally traded or final bid price in the absence of a sale. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the
JNL/Select Money Fund are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Exchange traded options are valued by approved pricing sources at the last sale price as of the close of business on the local exchange. Futures contracts are valued at the settlement price. In the event that the settlement price is unavailable, the closing price will be used for valuation. Forward currency contracts are marked- to-market daily based on the forward currency exchange rates determined as of the close of the
NYSE. Swaps are marked-to-market daily based upon information provided from market makers or pricing vendors. Pursuant to procedures adopted by the
Trust's Board of Trustees ("Board"), the Funds may utilize international Fair Value Pricing ("FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value.
A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be "fair valued" pursuant to the Board approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale. Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board.

Securities Loaned - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each
Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by the Adviser). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The
Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Investments in affiliates - During the period ended March 31, 2007, certain Funds invested in the JNL Money Market Fund for temporary purposes, which is advised by Jackson National Asset Management, LLC ("JNAM"). The JNL Money Market Fund is offered as a cash management tool to the Funds and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled fund approved by JNAM) which may be considered affiliated with the Funds.

The JNL/Mellon Capital Management Financial Sector Fund invested in Mellon Financial Corp., the parent company of its subadvisor. Transactions for the period ended March 31, 2007 are shown below (in thousands):

Value
	Beginning		Sales	Dividend	Value End
Affiliate	of Period	Purchases	Proceeds	Income	of Period
Mellon Financial Corp.	$378	$35	$-	$2	$422

Federal Income Tax Matters - As of March 31, 2007, the cost of investments and net unrealized appreciation/depreciation for income tax purposes were as follows (in thousands):
		Tax	Gross	Gross	Net Unrealized
		Cost of	Unrealized	Unrealized	Appreciation/
		Investments	Appreciation	Depreciation	Depreciation
JNL/Mellon Capital Management 25 Fund		$ 824,752	$ 48,065	$ (22,666)	$ 25,399
JNL/Mellon Capital Management Communications Sector Fund		72,781	9,258	(787)	8,471

JNL/Mellon Capital Management Consumer Brands Sector Fund	25,368	1,890	(1,087)	803
JNL/Mellon Capital Management Financial Sector Fund	71,810	8,301	(1,803)	6,498
JNL/Mellon Capital Management Healthcare Sector Fund	96,375	9,354	(6,744)	2,610
JNL/Mellon Capital Management JNL 5 Fund	4,635,704	409,805	(99,011)	310,795
JNL/Mellon Capital Management JNL Optimized 5 Fund	123,788	6,762	(4,260)	2,502
JNL/Mellon Capital Management Oil & Gas Sector Fund	332,516	39,897	(4,880)	35,017
JNL/Mellon Capital Management Select Small-Cap Fund	771,216	75,704	(43,280)	32,424
JNL/Mellon Capital Management Technology Sector Fund	63,808	3,632	(3,802)	(170)
JNL/Mellon Capital Management VIP Fund	492,034	31,321	(17,813)	13,508

Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.

ITEM 2. Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 24, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 24, 2007

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.